Shareholder Fees - FidelitySeriesValueDiscoveryFund-PRO	Apr. 01, 2023 USD ($)
FidelitySeriesValueDiscoveryFund-PRO | Fidelity Series Value Discovery Fund
Shareholder Fees:
(fees paid directly from your investment)	none